Revenues - Narrative (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
One customer | Customer concentration risk | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk	96.50%	96.60%	79.10%	100.00%